Subsequent Events (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 08, 2020 USD ($)	Sep. 21, 2020 USD ($) shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2020 USD ($) shares	Nov. 01, 2022	Nov. 01, 2021	Jul. 23, 2020 CAD ($) $ / shares	Jul. 22, 2020 CAD ($) $ / shares	May 11, 2020 shares	May 10, 2020 shares	Nov. 14, 2019 CAD ($) $ / shares	Jun. 14, 2019 CAD ($) $ / shares	Dec. 12, 2018 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares) | shares		5,278,286	21,009,339	21,009,339					110,089,377	1,321,072,394
ATM supplement, gross proceeds		$ 36,670	$ 585,100,000	$ 435,500
Mutual Termination of UFC Partnership
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected payments to terminate contractual capital commitments	$ 30,000
High Tide
Disclosure of terms and conditions of share-based payment arrangement [line items]
Debt restructuring agreement, royalty payment percentage						0.50%
Debt restructuring agreement, royalty payment, annual automatic percentage increase					0.50%
High Tide | Convertible Debentures | Derivatives and convertible debentures at FVTPL
Disclosure of terms and conditions of share-based payment arrangement [line items]
Notional amount							$ 10,800,000.0	$ 10,000,000.0			$ 2,000,000	$ 1,000,000	$ 10,000,000
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares							$ 0.425	$ 0.75			$ 0.252	$ 0.75	$ 0.75